INCOME TAXES: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Domestic and foreign components of pretax income
Domestic	$ 81,255	$ 73,362	$ 64,173
Foreign	10,039	11,121	9,991
Earnings before income taxes	91,294	84,483	74,164
Current:
Federal	25,173	16,192	24,312
Foreign	549	219	231
State	1,538	891	1,914
Total current	27,260	17,302	26,457
Deferred:
Federal	(172)	4,286	(6,857)
Foreign	2,032	1,823	1,710
State	(686)	223	850
Total deferred	1,174	6,332	(4,297)
Total provision for income taxes	28,434	23,634	22,160
Deferred tax assets:
Accrued customer promotions	3,219	3,156
Deferred compensation	28,099	25,103
Postretirement benefits	4,895	3,847
Other accrued expenses	7,660	6,158
Foreign subsidiary tax loss carry forward	12,972	12,512
Tax credit carry forward	1,530	1,243
Realized capital losses		581
Deferred tax assets, gross	58,375	52,600
Valuation allowance	(2,478)	(957)
Total deferred tax assets	55,897	51,643
Deferred tax liabilities:
Depreciation	31,520	33,129
Deductible goodwill and trademarks	43,960	42,073
Accrued export company commissions	5,555	5,391
Employee benefit plans	3,907	5,100
Inventory reserves	3,422	1,646
Prepaid insurance	867	785
Unrealized capital loss	2,364	709
Deferred gain on sale of real estate	8,168	8,234
Total deferred tax liabilities	99,763	97,067
Net deferred tax liability	43,866	45,424
Benefits related to foreign subsidiary tax credit carryforwards	386
Benefits related to state tax credit carryforwards	$ 1,144